Long-Term Debt and Short-Term Borrowings (Details 1)				1 Months Ended			1 Months Ended							12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended
	Sep. 30, 2011 USD ($)	Jun. 30, 2007 USD ($)	Dec. 31, 2003 USD ($)	Jul. 31, 2007 Eurobond 750 Million Euros Issued July 2007	Aug. 31, 2010 Eurobond 750 Million Euros Issued July 2007 Interest rate swap contracts EUR (€)	Jul. 31, 2007 Eurobond 750 Million Euros Issued July 2007 Interest rate swap contracts EUR (€)	Dec. 31, 2007 Eurobond 275 Million Euros Issued December 2007	Nov. 30, 2013 Eurobond 600 Million Euros Issued November 2013 EUR (€)	Sep. 30, 2011 Fixed rate Medium-term note due 2016	Jun. 30, 2012 Fixed rate medium term note due 2017	Jun. 30, 2012 Fixed rate medium term note due 2022	Aug. 31, 2013 Fixed rate Medium-term note which matured in 2013 USD ($)	Aug. 31, 2008 Fixed rate Medium-term note which matured in 2013	Dec. 31, 2013 Floating rate notes due in 2027, 2040 and 2041	Dec. 31, 2013 Floating rate notes due in 2027, 2040 and 2041 Maximum	Dec. 31, 2013 Floating rate notes due in 2027, 2040 and 2041 Minimum	Mar. 31, 2007 Fixed rate 30-year bond due 2037	Oct. 31, 2008 Floating rate Medium-term note which matured in 2011	Dec. 31, 2011 Floating rate Medium-term note which matured in 2011 USD ($)	Nov. 30, 2009 Fixed rate note which matured in November 2009 USD ($)	Nov. 30, 2006 Fixed rate note which matured in November 2009	Dec. 31, 2012 Fixed rate Medium-term note which matured in 2012 USD ($)	Dec. 31, 2007 Fixed rate Medium-term note which matured in 2012	Dec. 31, 2004 Floating rate note due 2044	Dec. 31, 2013 Floating rate note due 2044	Sep. 30, 2012 Five-year credit facility agreement	Dec. 31, 2013 Five-year credit facility agreement USD ($)	Aug. 31, 2013 One-year credit facility agreement with HSBC Bank USA USD ($)	Aug. 31, 2012 One-year credit facility agreement with HSBC Bank USA USD ($)	Dec. 31, 2013 One-year credit facility agreement with HSBC Bank USA USD ($)	Dec. 31, 2013 Stand alone letters of credit USD ($)	Dec. 31, 2013 International lines of credit USD ($)	Dec. 31, 2013 United States lines of credit with other banking partners USD ($)	Dec. 31, 2012 Three-year credit facility agreement with JP Morgan Chase Bank USD ($)	Dec. 31, 2012 Three-year credit facility agreement with JP Morgan Chase Bank GBP (£)
Long-Term Debt
Repayment of debt												$ 850,000,000							$ 800,000,000	$ 400,000,000		$ 500,000,000
Term of debt instrument				7 years			7 years	8 years	5 years	5 years	10 years		5 years				30 years	3 years			3 years		5 years	40 years
Medium-term notes program established in connection with a "well-known seasoned issuer" shelf registration	3,000,000,000	3,000,000,000	1,500,000,000
Interest rate, stated percentage (as a percent)				5.00%			5.00%	1.875%	1.375%	1.00%	2.00%		4.375%				5.70%	4.50%					4.65%
Number of debt securities issued under the medium-term notes program		3
Repurchase price of floating rate notes (as a percent)															100.00%	99.00%									100.00%
Derivative notional amount						400,000,000		300,000,000
Termination of notional amount of fixed-to-floating interest rate swap					150,000,000														800,000,000
Notional amount remaining after partial termination of fixed-to-floating interest rate swap					250,000,000
Number of years after date of issuance that put options commence														10 years
Number of years after put options commence when additional put options occur on each anniversary thereafter until final maturity														3 years
Line of Credit Facility
Term of credit facility																										5 years		1 year	1 year					3 years	3 years
Current borrowing capacity																											1,500,000,000	150,000,000	150,000,000					106,000,000	66,000,000
Maximum increase available subject to lender approval																											500,000,000
Maximum borrowing capacity including portion subject to lender approval																											2,000,000,000
Amount of letters of credit outstanding utilized in connection with normal business activities																														$ 120,000,000	$ 51,000,000	$ 1,000,000	$ 10,000,000	$ 106,000,000	£ 66,000,000
Required minimum EBITDA to Interest Ratio																											3			3
Actual EBITDA to Interest Ratio																											55			55
Number of consecutive quarters over which the ratio of required EBITDA to Interest Ratio is calculated																											4			4